Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of weighted average number of ordinary shares
	Year ended December 31
	2022	2021	2020
Net income (loss) used in the calculation of earnings (loss) per share, basic and diluted	$211,334	$(215,235)	$(24,331)
Weighted average number of ordinary shares for the purposes of earnings (loss) per share, basic and diluted	46,767,930	15,048,576	12,152,006